THE MANAGERS FUNDS


                       MONEY MARKET FUND
           ------------------------------------------

                       SEMI-ANNUAL REPORT
                         MAY 31, 2001

We pick the talent.  You reap the results.

                  MANAGERS MONEY MARKET FUND

                     SEMI-ANNUAL REPORT
                       MAY 31, 2001
                        (unaudited)

                     TABLE OF CONTENTS

                                                                     PAGE
                                                                     ----
LETTER TO SHAREHOLDERS...........................................     1
THE MANAGERS FUNDS PERFORMANCE...................................     3
  Complete performance table for all of The Managers Funds as of
  June 30, 2001
MANAGERS MONEY MARKET FUND.......................................     4
  STATEMENT OF ASSETS AND LIABILITIES............................     4
  Fund's balance sheet
  STATEMENT OF OPERATIONS........................................     4
  Detail of sources of income and Fund level expenses during the six months ended May 31, 2001
  STATEMENT OF CHANGES IN NET ASSETS.............................     5
  Detail of changes in Fund assets and distributions to
  shareholders during the past two periods
FINANCIAL HIGHLIGHTS.............................................     6
  Historical distributions, total returns, expense ratios and net assets
NOTES TO FINANCIAL STATEMENTS....................................     7
  Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates
THE PRIME MONEY MARKET PORTFOLIO (The commingled investment pool which holds all investable assets of the Fund).
  SCHEDULE OF PORTFOLIO INVESTMENTS..............................     9
  Detailed portfolio listing by security type, as valued at May
  31, 2001, of which the Fund owns a pro rata share
  STATEMENT OF ASSETS AND LIABILITIES............................    17
  Portfolio's balance sheet
  STATEMENT OF OPERATIONS........................................    17
  Detail of the Portfolio's sources of income, expenses and
  realized gains(loss) during the period
  STATEMENT OF CHANGES IN NET ASSETS.............................    18
  Detail of changes in the Portfolio's assets during the past two periods
NOTES TO FINANCIAL STATEMENTS....................................    19
  The Portfolio's accounting policies aqnd details of agreements and transactions with Portfolio management

LETTER TO SHAREHOLDERS
---------------------------------------------------------------------
Dear Fellow Shareholder:

The U.S. economy has slowed dramatically over the past six months, but so far at least, still appears to be growing modestly. As might be expected, the uncertainty generated by the economy's transition from one of the strongest and longest running expansions in history to an abrupt realization that many businesses had overbuilt both capacity and product, has created significantly increased market volatility. While this is especially true of the equity markets, this has also been the case in fixed-income markets as investors' primary focus has again turned toward the actions of the Federal Reserve Board (the "Fed").

The fixed-income landscape has changed dramatically over the past year. Approximately one year ago, the Treasury yield curve was inverted, meaning that interest yields for short-term securities were higher than for longer term securities, and that investors were correctly anticipating a slowing economy and falling interest rates. While rates initially came down modestly, the inverted shape basically remained intact through the end of the calendar year. Beginning in early January, in response to the slowing economy, the Fed lowered short-term interest rates five times for a total of 2.5 percentage points through the end of May. The Fed acted again in late June by lowering rates another 50 basis points (0.50%). This is mixed news for a fund such as Managers Money Market Fund. While the lower short-term rates mean lower current and prospective yields for the Fund, they are also stimulative to the economy. Since long-term yields have been relatively stable over the past six months (while short-term rates have fallen significantly), the yield curve has regained a more typical positive slope, which is anticipatory of a healthier economy.

Within this context, Managers Money Market Fund has performed relatively well. Although the Fund's 30-day yield decreased from 6.20% at the end of November 2000, to 4.19% on May 31, 2001, the Fund's relative yield advantage over 3-month Treasury Bills improved. For the six months ended May 31, 2001, the Fund provided a total return of 2.66%, while the iMoneyNet Taxable Money Fund Average returned 2.54%.

Throughout the period, the portfolio management team at J.P. Morgan Investment Management Inc., maintained a bar belled maturity structure within the context of a money market portfolio. This enabled them to take advantage of higher yielding paper while at the same time remaining flexible given the uncertainty surrounding the Fed's actions. They increased the average maturity from 42 days to a high of 55 days in April, before pulling back to a more moderate maturity of 47 days at the end of May. That is currently somewhat less than the average maturity of the iMoneyNet Money Fund Average, which ended the period at 50 days. As they have in the recent past, the portfolio managers continued to invest primarily in commercial paper and floating rate notes (listed within corporate notes and bonds), with small allocations in CDs and time deposits. The portfolio's summary composition as of May 31, 2001 is only slightly changed from the previous six months, and is displayed in the accompanying chart.

---------------------------------------------------------------------

                           PORTFOLIO COMPOSITION
[PIE CHART]
Commercial Paper                      40.6%
Corporate Notes & Bonds               32.2%
U.S. Government Agency Securities     11.7%
Certificates of Deposit                9.9%
Time Deposits                          3.2%
Repurchase Agreements                  2.4%

As of May 31, 2001, the average 7-day simple yield for the Fund was 4.05% and the average 7-day compound yield was 4.12%. For comparison, the average 7-day simple yield for the iMoneyNet Taxable Money Fund Average for the same period was 3.77% and the compound yield was 3.84%.

The following report has a detailed listing of the portfolio holdings as well as financial information about the Fund. As always, should you have any questions about this report, or to receive a Prospectus for any of the Funds in our family, including fees and expenses, please contact us at 1-800-835-3879, or visit our website at www.managersfunds.com. Read the Prospectus carefully before you invest.

We thank you for your continued investment in The Managers Funds.

Sincerely,

/s/Peter M. Lebovitz                        /s/Thomas G. Hoffman
Peter M. Lebovitz	                          Thomas G. Hoffman
President		                          Director of Research
The Managers Funds                          The Managers Funds LLC

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                  [THE MANAGERS FUNDS LOGO]


THE MANAGERS FUNDS PERFORMANCE
All periods ended June 30, 2001 (unaudited)
-----------------------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURNS (a)
                                     -----------------------------------------
                                  YEAR                                          SINCE     INCEPTION
                                TO DATE   1 YEAR   3 YEARS  5 YEARS  10 YEARS  INCEPTION    DATE
                                -------   ------   -------  -------  --------  ---------  ----------
EQUITY FUNDS:
Value                             5.96%   16.56%    6.85%   13.74%    14.34%    14.10%    Oct. '84
Capital Appreciation            (26.08)% (42.49)%  11.25%   17.15%    16.55%    15.94%    Jun. '84
Small Company                    (5.81)% (12.32)%     --       --        --    (12.15)%   Jun. '00
Special Equity                    0.53%  (13.10)%  12.64%   14.76%    17.73%    16.09%    Jun. '84
International Equity            (14.21)% (18.60)%  (1.35)%   5.74%    10.26%    11.54%    Dec. '85
Emerging Markets Equity           1.45%  (19.00)%   8.99%      --        --      2.69%    Feb. '98
U.S. Stock Market Plus           (6.24)% (15.02)%   2.55%   13.35%       --     15.38%    Jun. '92

INCOME FUNDS:
Bond                              5.30%    9.79%    5.59%    8.23%     8.89%    10.19%    Jun. '84
Global Bond                      (6.42)%  (5.11)%  (1.26)%   0.98%       --      2.68%    Mar. '94
Intermediate Duration Government  3.54%   10.84%    5.77%    6.90%       --      7.58%    Mar. '92
Intermediate Bond                 3.99%    9.50%    5.46%    5.72%     6.35%     7.74%    Jun. '84
Short Duration Government         4.24%    7.76%    5.12%    5.56%       --      5.44%    Mar. '92
Money Market                      2.45%    5.70%    5.37%    5.36%     4.65%     5.81%    Jun. '84
-----------------------------------------------------------------------------------------------
Past performance is not a guarantee of future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost.  An investment in Managers
Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.  Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.  Additional risks are associated with investing in international and emerging markets, and such securities may be considered speculative.  There are also risks associated with investing in smaqll-cap companies, such as increased volatility.  For more information regarding The Managers
Funds, including fees, expenses and risks, please call (800) 835-3879 or visit our website at www.managersfunds.com for a Prospectus. Please read the Prospectus carefully before you invest or send money.  The Prospectus is not an offer to sell shares in the
Fund.  The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Distributed by Maanagers Distributors, Inc., a NASD member.
(a)  Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions.  Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus.  No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions.
Returns for periods greater than one year are annualized.  Year to date returns are based on calendar year.

----------------------------------------------------------------
MANAGERS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (unaudited)
May 31, 2001
----------------------------------------------------------------

ASSETS:
  Investment in The Prime Money Market
   Portfolio ("Portfolio)                    $  68,836,390
  Prepaid expenses                                  15,662
                                              ------------
    Total assets                                68,851,852
                                              ------------
LIABILITIES:
  Dividends payable to shareholders                 15,896
  Administration fee payable                         8,396
  Other accrued expenses                            27,093
                                              ------------
    Total liabilities                               51,385
                                              ------------

NET ASSETS                                    $ 68,800,467
                                              ============

Shares outstanding                              68,800,467
                                              ============
Net asset value, offering and redemption
  price per share                                   $ 1.00
                                              ============
NET ASSETS REPRESENT:
  Paid-in capital                             $ 68,800,467
                                              ============

----------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
For the six months ended May 31, 2001
----------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
  Interest income                           $   1,682,407

EXPENSES:
  Administration fees            $   44,447
  Transfer agent fees                24,450
  Registration fees                   9,523
  Professional fees                   5,265
  Reports to shareholders             4,567
  Accounting fees                     3,000
  Trustees' fees                      1,451
  Miscellaneous expenses              1,248
  Allocated Portfolio expenses       41,666
                               ------------
    Total expenses                                135,617
NET INVESTMENT INCOME                        $  1,546,790
                                             ============

The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------
MANAGERS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended May 31, 2001 and for the fiscal year ended November 30, 2000
----------------------------------------------------------------

                                                MAY 31, 2001*          NOVEMBER 30, 2000
                                                --------------         ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income                       $  1,546,790              $  3,240,773
                                              ------------              ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (1,546,790)               (3,240,773)
                                              ------------              ------------

FROM CAPITAL SHARE TRANSACTIONS
  (AT A CONSTANT $1.00 PER SHARE):
  Proceeds from sale of shares                 233,264,202               743,490,902
  Reinvestment of distributions                  1,484,045                 3,017,235
  Cost of shares repurchased                  (232,540,933)             (733,542,099)
                                              ------------              ------------
    Net increase from capital
      share transactions                         2,207,314                12,966,038
                                              ------------              ------------
      Total increase in
        net assets                               2,207,314                12,966,038
                                              ------------              ------------
NET ASSETS:
  Beginning of period                           66,593,153                53,627,115
                                              ------------              ------------
  End of period                               $ 68,800,467              $ 66,593,153
                                              ============              ============

*Unaudited

The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------
MANAGERS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
----------------------------------------------------------------

                                              FOR THE SIX MONTHS                   YEAR ENDED NOVEMBER 30,
                                             ENDED MAY 31, 2001*      2000         1999       1998        1997     1996
                                             --------------------    ------        ----       ----        ----     ----
NET ASSET VALUE, BEGINNING OF PERIOD              $  1.000         $  1.000     $  1.000   $  1.000   $  1.000   $  1.000
                                                ----------       ----------   ---------- ---------- ---------- ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.026            0.059        0.047      0.052      0.052      0.054

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                             (0.026)          (0.059)      (0.047)    (0.052)    (0.052)    (0.054)
                                                ----------       ----------   ---------- ---------- ---------- ----------

NET ASSET VALUE, END OF PERIOD                    $  1.000         $  1.000     $  1.000   $  1.000   $  1.000   $  1.000
                                                ==========       ==========   ========== ========== ========== ==========
-------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                     2.66%(a)         6.05%(b)     4.84%(b)   5.30%(b)   5.35%(b)   5.53%(b)
=========================================================================================================================
Ratio of net expenses to average net assets          0.46%(c)         0.49%(d)     0.48%(d)   0.50%(d)   0.40%(d)   0.12%(d)
Ratio of net investment income to
  average net assets                                 5.22%(c)         5.89%        4.74%      5.17%      5.22%      5.35%

Net assets at end of period (000's omitted)       $ 68,800         $ 66,593     $ 53,627   $ 45,282   $ 36,544   $ 36,091
=========================================================================================================================

*Unaudited
(a) Not annualized
(b) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(c) Annualized
(d) Absent expense waivers or reimbursement the ratio of net expenses to average net assets for the fiscal years ended November 30, 2000, 1999, 1998, 1997, and 1996 would have been 0.51%, 0.63%, 0.70%, 0.74%, and 0.75%, respectively.

----------------------------------------------------------------
MANAGERS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (unaudited)
May 31, 2001
---------------------------------------------------------------
Managers Money Market Fund (the "Fund") is a series of The Managers Funds
(the "Trust"), a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of 10 investment series, (collectively the "Funds").

The Fund invests all of its investable assets in The Prime Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (0.3% at May 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Portfolio Investments, which begin on page 9 of this report, should be read in conjunction with the Fund's financial statements.

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)  VALUATION OF INVESTMENTS
Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which begin on page 19 of this report.

(b)  SECURITY TRANSACTIONS
The Fund records its share of interest income, expenses and realized gains and losses and adjusts its investment in the Portfolio each day.

(c)  INVESTMENT INCOME AND EXPENSES
All the net investment income and realized gains and losses of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination. Expenses which cannot be directly attributed to the Fund are apportioned among the Fund and other affiliated funds based upon their relative average net assets or number of shareholders.

(d)  DIVIDENDS AND DISTRIBUTIONS
Income dividends and capital gain distributions, if any, normally will be declared daily and payable on the third to the last business day of the month.

----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
----------------------------------------------------------------

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e)  FEDERAL TAXES
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f)  CAPITAL STOCK
The Trust's Declaration of Trust authorizes for the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At May 31, 2001, three unaffiliated shareholders held 40% of the outstanding shares of the Fund. Each shareholder individually held greater than 10% of the outstanding shares of the Fund.

(2)  AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Trust entered into an Administrative and Shareholder Servicing Agreement under which The Managers Funds LLC (the "Administrator"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as the Fund's administrator and is responsible for all aspects of managing the Fund's operations, including administration and shareholder services of the Fund. For these services, the Trust is required to pay the Administrator 0.15% of the Fund's average daily net assets per annum. The Fund is distributed by Managers Distributors, Inc. ("MDI"). Certain Trustees and Officers of the Fund are Officers and/or Directors of the Administrator, AMG and/or MDI.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $16,000. In addition, the in-person and telephonic meeting fees the Trustees receive are $1,000 and $500 per meeting, respectively. The Trustees' fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

---------------------------------------------------------------
THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS (amounts in thousands)(unaudited)
May 31, 2001
---------------------------------------------------------------

PRINCIPAL AMOUNT                                           VALUE
---------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 11.7%
$   214,421     Federal Home Loan Bank Discount Notes,
                4.13%-4.14%, 07/25/01 to 07/27/01      $   213,075
    698,250     Federal Home Loan Mortgage Corp.
                Discount Notes, 4.12%-4.90%, 07/12/01
                to 08/15/01                                693,844
  2,048,520     Federal National Mortgage Association
                Discount Notes, 4.12%-4.82%, 07/12/01
                to 09/27/01                              2,029,231
                                                      ------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
  (cost $2,936,150)                                      2,936,150
                                                      ------------

STATE AND MUNICIPAL OBLIGATION - 0.0%+
      6,200     Wake Forest University, Ser. 1997,
                Rev., FRDO, 4.10%, 06/07/01 (cost
                $6,200)                                      6,200
                                                      ------------

CORPORATE NOTES AND BONDS - 32.2%
ASSET BACKED SECURITIES - 5.1%
    300,000     Asset Securitization Corp., 4.08%,
                10/17/01                                   299,971
                Restructured Asset Securities with
                Enhanced Returns (RACERS)
    165,000     Series 1999-35-MM, FRN, 4.15%, 12/17/01#   165,000
    175,000     Series 2000-15-MM, FRN, 4.15%, 09/13/01#   175,000
    200,000     Series 2001-8-MM, FRN, 4.44%, 04/01/02     200,000
    447,000     Special Purpose Accounts Receivable
                Cooperative, 4.46%, 07/24/01               447,000
                                                      ------------

                TOTAL ASSET BACKED SECURITIES            1,286,971
                                                      ------------
AUTOMOTIVE - 0.4%
    100,000     Toyota Motor Credit Corp., MTN, FRN,
                4.03%, 03/25/02                            100,000
                                                      ------------

BANKING - 16.4%
    281,500     American Express Centurion Bank, FRN,
                4.05%-5.02%, 10/16/01 to 04/09/02          281,500
    200,000     Bank Austria AG (Austria), Yankee, FRN,
                4.71%, 07/16/01                            199,933
    180,000     Bank of America, N.A., FRN,
                4.15%-4.18%, 06/06/01 to 02/19/02          180,054
     35,500     Bank of America, N.A., MTN, FRN,
                4.24%, 02/11/02                             35,548
    132,000     Bank One, N.A., FRN, 4.46%-5.16%,
                12/14/01 to 05/09/02                       132,138
        750     Bank One, N.A., MTN, FRN, 5.10%,
                09/21/01                                       751
    300,000     Bayerische Hypo-und Vereinsbank AG
                (Germany), Yankee, FRN, 4.09%, 09/21/01    299,955

The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS (continued
---------------------------------------------------------------

PRINCIPAL AMOUNT                                           VALUE
---------------------------------------------------------------
BANKING (continued)
$   350,000     Bayerische Landesbank Girozentrale
                (Germany), Yankee FRN, 4.10%-4.11%,
                09/19/01 to 04/10/02                   $   349,977
     50,000     Canadian Imperial Bank of Commerce
                (Canada), Yankee, FRN, 4.05%, 05/28/02      49,993
     25,000     Commerzbank AG (Germany), Yankee, 7.00%,
                07/17/01                                    25,053
    391,000     Credit Agricole Indosuez SA (France),
                Yankee, FRN, 4.05%, 05/21/02               390,981
    275,000     Credit Suisse First Boston, Inc., FRN,
                4.16%, 04/24/02#                           275,000
    720,000     First Union National Bank, FRN, 4.00%-
                4.17%, 09/26/01 to 05/20/02                720,000
     50,000     Fleet National Bank, FRN, 4.41%,
                10/03/01                                    50,002
    372,000     Merita Bank PLC (Finland), Yankee, FRN,
                4.06%, 05/21/02                            372,000
     44,000     National City Bank, 6.98%, 08/02/01         43,997
     40,000     UBS AG (Switzerland), Yankee, 7.03%,
                07/19/01#                                   39,999
    640,000     Westdeutsche Landesbank Girozentrale
                (Germany), Yankee, 4.01%, 05/29/02         639,796
                                                      ------------
                TOTAL BANKING                            4,086,737
                                                      ------------

FINANCIAL SERVICES - 10.3%
    354,700     Associates Corp. of North America, FRN,
                4.22%-4.85%, 10/01/01 to 05/17/02          354,747
    150,000     Citigroup, Inc., MTN, FRN, 4.15%, 06/06/01 150,000
    130,000     Goldman sachs Group, Inc., MTN, FRN,
                4.52%-5.16%, 01/15/02 to 03/15/02          130,186
    809,265     Merrill Lynch & Co., Inc., MTN, FRN,
                4.35%-5.19%, 11/01/01 to 05/02/02          809,950
    270,000     Morgan Stanley Dean Witter & Co., FRN
                4.17%-5.12%, 12/17/01                      270,025
     70,000     Morgan Stanley Dean Witter & Co., MTN,
                FRN, 4.47%-4.56%, 01/28/02 to 04/22/02      70,094
    114,445     Salomon Smith Barney Holdings, Inc., MTN,
                FRN, 4.24%-4.99%, 04/19/02 to 06/15/02     114,636
      8,000     Wells Fargo & Co., FRN, 5.23%, 09/15/01      8,005
    682,000     Wells Fargo & Co., MTN, FRN, 4.10%-4.88%,
                07/16/01 to 04/15/02                       681,990
                                                      ------------
                TOTAL FINANCIAL SERVICES                 2,589,633
                                                      ------------
TOTAL CORPORATE NOTES & BONDS (cost $8,063,341)          8,063,341
                                                      ------------

The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
---------------------------------------------------------------

PRINCIPAL AMOUNT                                           VALUE
---------------------------------------------------------------
COMMERCIAL PAPER - 40.6%
ASSET BACKED SECURITIES - 22.6%
$   431,703     Alpine Securitization Corp., 4.03%-4.78%,
                06/11/01 to 10/05/01                   $   428,823
    141,000     Amstel Funding Corp., 3.97%-4.95%,
                06/12/01 to 08/09/01                       140,324
    380,000     Amsterdam Funding Corp., 4.00%-4.21%,
                06/01/01 to 06/28/01                       379,468
    125,000     Atlantis One Funding Corp, 4.22%, 07/27/01 124,179
     10,763     Barton Capital Corp., 4.03%, 06/15/01       10,746
    139,249     Bavaria Universal Funding Co., 4.16%-4.99%,
                06/01/01 to 06/08/01                       139,149
     35,000     BBL North American Funding Corp., 4.40%,
                06/05/01                                    34,983
     31,000     Blue Ridge Asset Funding Corp., 4.02%,
                06/19/01                                    30,938
    236,177     Brahms Funding Corp., 4.00%-4.39%,
                06/15/01 to 08/02/01                       234,923
     75,000     CC USA, Inc., (Centauri Corp.), 5.02%-
                5.10%, 08/06/01 to 08/15/01                 64,359
     55,000     Clipper Receivables Corp., 4.08%-4.10%,
                06/08/01 to 06/11/01                        54,943
    179,292     Compass Securitization LLC, 4.02%-4.28%,
                06/25/01 to 07/30/01                       178,393
     50,000     Corporate Asset Funding, 4.96%, 06/05/01    49,972
    157,500     Corporate Receivables Corp., 4.09%-4.96%,
                06/08/01 to 06/14/01                       157,324
    100,000     Dakota Certificate Program (Citibank Credit
                Card Master Trust I), 4.03%, 06/14/0        99,584
     87,500     Dorada Finance, Inc., 3.96%-4.50%,
                07/23/01 to 09/24/01                        86,784
    150,000     Edison Asset Securitization LLC, 4.95%,
                06/05/01                                   149,917
     90,153     Enterprise Funding Corp.,4.18%-4.30%,
                06/04/01 to 07/27/01                        89,848
     50,000     Eureka Securitization, Inc., 4.27%,
                07/11/01                                    49,763
    155,400     Falcon Asset Securitization Corp., 4.01%-
                4.40%, 06/06/01 to 07/18/01                154,993
    233,000     Four Winds Funding Corp., 4.14%-4.30%,
                06/07/01 to 07/16/01                       222,555
    129,500     Galaxy Funding Inc., 4.10%-5.04%, 06/13/01
                to 08/10/01                                128,730
    261,293     Giro Funding U.S. Corp., 4.01%-4.92%,
                06/13/01 to 06/26/01                       260,711

The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
---------------------------------------------------------------

PRINCIPAL AMOUNT                                           VALUE
---------------------------------------------------------------
ASSET BACKED SECURITIES (continued)
$    41,536     Grand Funding Corp., 4.11%, 06/05/01
                to 06/06/01                            $    41,515
    100,000     Greenwich Funding Corp., 4.10%, 06/04/01    99,966
     30,000     Greyhawk Funding LLC, 4.10%, 06/04/01       29,990
    246,978     Jupiter Securitization Corp., 4.01%-4.78%,
                06/18/01 to 07/27/01                       246,257
    102,000     K2 (USA) LLC, 4.43%-5.02%, 09/24/01 to
                10/05/01                                   100,669
     50,000     Liberty Street Funding Corp., 4.95%,
                06/12/01                                    49,924
    125,000     Links Finance LLC, 4.85%-5.10%, 06/05/01
                to 08/21/01                                123,841
     30,000     Market Street Funding, 4.02%, 06/20/01      29,936
     63,000     Mont Blanc Capital Corp., 4.02%-4.10%,
                06/11/01 to 06/18/01                        62,893
     70,000     Montauk Funding Corp., 4.01%-4.09%,
                06/14/01 to 06/27/01                        69,868
     87,662     Monte Rosa Capital Corp., 4.02%-4.18%,
                06/11/01 to 06/19/01                        87,530
     60,000     Moriarty LLC, 5.08%, 08/13/01               59,382
     66,130     Ness Limited, 4.77%-4.79%, 06/15/01 to
                06/25/01                                    65,973
    159,451     Newcastle Certificates Program (Discover
                Card Master Trust I), 4.27%-4.39%, 06/07/01
                to 07/27/01                                158,685
     50,000     Old Line Funding Corp., 4.32%, 06/07/01     49,964
     71,784     Parthenon Receivables Funding LLC, 4.15%-
                4.84%, 06/01/01 to 09/25/01                 71,172
     20,000     Pennine Funding LLC, 4.97%, 06/08/01        19,981
    100,000     Quincy Capital Corp., 4.08%, 06/14/01       99,853
    100,000     Receivables Capital Corp., 4.10%-4.20%,
                06/08/01 to 06/15/01                        99,878
     96,480     Sheffield Receivables Corp., 4.02%-4.22%,
                06/01/01 to 06/19/01                        96,337
    100,000     Sigma Finance Corp., (Channel Islands),
                5.01%, 08/02/01                             99,137
    135,000     Silver Tower U.S. Funding LLC, 4.30%-4.50%,
                07/20/01 to 09/04/01                       134,025
     50,000     Special Purpose Accounts Receivable
                Cooperative, 4.10%, 06/12/01                49,937
     85,000     Surrey Funding Corp., 3.94%, 08/10/01       84,350
      9,634     Sweetwater Capital Corp., 4.25%, 06/04/01    9,631
     25,000     Thames Asset Global Securitization (TAGS),
                4.67%, 07/06/01                             24,886
    170,000     Trident Capital Finance, Inc., 4.02%-4.10%,
                06/07/01 to 06/21/01                       169,760

The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
---------------------------------------------------------------

PRINCIPAL AMOUNT                                           VALUE
---------------------------------------------------------------
ASSET BACKED SECURITIES (continued)
$   130,000     Variable Funding Capital Corp., 4.10%,
                06/04/01 to 06/12/01                   $   129,883
                                                      ------------
                TOTAL ASSET BACKED SECURITIES            5,636,902
                                                      ------------

BANKING - 8.5%
     58,000     Allied Irish Banks PLC (United Kingdom),
                4.27%-4.68%, 07/02/01 to 07/17/01           57,726
     15,000     Banco Santander Central Hispano SA (Spain),
                Yankee, 5.00%, 08/22/01                     14,829
     40,000     Bank of America, N.A., 4.90%, 07/26/01      39,701
     50,000     Bank of Scotland (United Kingdom), 4.38%,
                07/11/01                                    49,762
     60,000     Bank One, N.A., 4.27%, 07/19/01             59,658
    163,000     Banque Generale du Luxembourg SA
                (Luxembourg), 4.46%-5.09%, 08/15/01
                to 09/24/01                                161,079
     87,031     Citibank, 4.02%-4.29%, 06/22/01
                to 07/18/01                                 86,642
     49,000     Commerzbank International, Europe (Germany),
                4.25%, 07/23/01                             48,699
    252,450     Commerzbank U.S. Finance, Inc., 4.25%-
                4.34%, 07/20/01 to 10/11/01                250,054
     75,500     Credit Suisse First Boston International
                LTD (Switzerland), 4.67%-4.95%, 06/08/01
                to 07/19/01                                 75,335
     40,000     Credit Suisse First Boston, Inc., 5.00%
                08/06/01                                    39,633
     75,000     Den Danske Bank (Norway), 5.03%, 08/02/01   74,350
    133,000     Den Danske Corp., 4.21%-5.07%, 07/25/01
                to 09/28/01                                131,714
     65,000     Depfa Deutsche Pfandbrief Bank AG, 5.85%,
                06/06/01                                    64,947
     40,000     Deutsche Bank Financial, Inc., 4.94%,
                06/05/01                                    39,978
    160,000     Dexia Delaware LLC, 4.01%-4.44%, 06/18/01
                to 09/28/01                                158,861
     35,000     Halifax PLC (United Kingdom), 4.41%,
                10/03/01                                    34,648
     73,000     ING America Insurance Holdings, Inc.
                (Netherlands), 5.07%, 08/22/01              72,157
    270,000     Landesbank Schlewig Holstein (Germany),
                4.42%-6.33%, 06/01/01 to 10/05/01          268,981
     30,000     Rabobank Nederland NV (Netherlands),
                Yankee, 4.41%, 10/04/01                     29,541
     68,000     Societe Generale (France), 4.95%, 06/01/01  68,000
     16,500     Svenska Handelsbanken, Inc. (Sweden),
                5.01%, 08/01/01                             16,360
     50,000     Swedbank (Sweden), 4.21%, 10/12/01          49,222
    246,000     UBS Finance (Delaware) LLC, 4.34%-5.01%,
                08/01/01 to 10/12/01                       242,670
                                                      ------------
                TOTAL BANKING                            2,134,367
                                                      ------------

The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
---------------------------------------------------------------

PRINCIPAL AMOUNT                                           VALUE
---------------------------------------------------------------
CHEMICALS - 0.2%
$    53,000     BASF AG (Germany), 6.28%, 06/05/01     $    52,963
                                                      ------------

CONSUMER PRODUCTS - 0.5%
    135,000     Unilever Capital Corp., 5.11%, 09/07/01    135,000
                                                      ------------

DIVERSIFIED - 0.5%
    130,000     General Electric Capital Corp.,
                4.35%-5.00%, 07/11/01 to 10/02/01          128,999
                                                      ------------

FINANCIAL SERVICES - 5.6%
    138,500     Alliance & Leicester PLC (United
                Kingdom), 4.26%-4.97%, 06/05/01 to
                10/11/01                                   137,012
     50,000     Aspen Funding Corp., 4.97%, 06/05/01        49,972
    125,000     Citicorp, 4.03%, 06/22/01                  124,707
    214,000     Fairway Finance Corp., 4.02%-5.04%,
                06/13/01 to 08/23/01                       213,104
     25,000     Govco, Inc., 4.70%, 07/05/01                24,889
     79,092     HomeSide Lending, Inc., 4.02%, 06/21/01     78,915
     50,000     Kitty Hawk Funding Corp., 5.05%, 08/15/01   49,474
    140,000     Nationwide Building Society (United Kingdom),
                4.22%-4.37%, 07/19/01 to 10/09/01          138,315
     55,798     Newport Funding Corp., 4.97%, 06/05/01      55,767
    146,000     Nordea North America (Sweden), 4.32%-
                4.52%, 10/02/01 to 10/10/01                143,717
    109,000     San Paolo U.S. Financial Co., 4.52%-5.03%,
                08/06/01 to 10/04/01                       107,833
    121,085     Swiss Re Financial Products Corp.
                (Switzerland), 4.54%, 06/13/01             120,902
     98,000     Unicredit Delaware, Inc., 4.49%, 09/27/01   96,556
     50,000     Wells Fargo & Co., 4.96%, 06/01/01          50,000
                                                      ------------
                TOTAL FINANCIAL SERVICES                 1,391,163
                                                      ------------

FOREIGN GOVERNMENT SECURITIES - 1.0%
    200,000     Government of Canada, 4.42%-6.30%,
                06/07/01 to 09/21/01                       198,125
     50,000     Province of Quebec, 4.49%, 08/27/01         49,457
     10,300     Swedish Export Credit, 4.95%, 08/01/01      10,214
                                                      ------------
                TOTAL FOREIGN GOVERNMENT SECURITIES        257,796
                                                      ------------

MACHINERY & ENGINEERING EQUIPMENT - 0.2%
     40,000     Asea Brown Boveri LTD (India), 4.34%,
                10/10/01                                    39,368
                                                      ------------

PHARMACEUTICALS - 0.4%
    100,000     Abbott Laboratories, FRN, 4.40%,
                03/01/02#                                  100,000
                                                      ------------

The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
---------------------------------------------------------------

PRINCIPAL AMOUNT                                           VALUE
---------------------------------------------------------------
TELECOMMUNICATIONS - 0.9%
$   225,000     Verizon Global Funding, Inc., 4.85%,
                03/20/02                              $    224,868
                                                      ------------

UTILITIES - 0.2%
     45,000     National Rural Utilities Coorperative
                Finance Corp., 6.21%, 07/19/01              44,627
                                                      ------------
TOTAL COMMERCIAL PAPER (cost $10,146,053)               10,146,053
                                                      ------------

CERTIFICATES OF DEPOSIT - 9.9%
     58,000     Bank of America, N.A., 4.98%, 06/08/01      58,000
     70,000     Bank One, N.A., 5.13%, 07/17/01             70,000
     40,000     Bayerische Hypo-und Vereinsbank AG
                (Germany), Yankee, 5.00%, 06/11/01          40,000
    145,000     Bayerische Landesbank Girozentrale,
                (Germany), Yankee, 5.22%, 02/20/02         144,970
    246,000     BNP Paribas (France), Yankee, 4.56%,
                09/19/01#                                  246,500
    411,000     Commerzbank AG (Germany), Yankee, 4.24%-
                4.25%, 05/22/02                            410,999
    521,000     Credit Agricole Indosuez SA (France),
                Yankee, 4.02%-5.23%, 07/06/01 to 02/20/02  520,986
    160,000     Credit Suisse First Boston (Switzerland),
                Yankee, 3.96%, 08/14/01                    160,000
    190,000     Deutsche Bank AG (Germany), Yankee, 3.98%
                08/02/01                                   190,000
    125,000     Dresdner bank AG (Germany), Yankee, 5.27%,
                07/16/01                                   125,003
    100,000     HSBC Bank PLC (United Kingdom), Yankee,
                4.45%, 01/10/02                            100,000
    130,000     Landesbank Baden - Wuerttenberg (Germany),
                Yankee, 4.47%-4.57%, 09/27/01 to 10/12/01  130,005
    160,000     Lloyds TSB Bank PLC (United Kingdom),
                7.20%, 06/15/01                            159,998
     40,000     Svenska Handelsbanken, Inc. (Sweden),
                Yankee, 5.12%, 08/02/01#                    39,999
     75,000     Westdeutsche Landesbank Girozentrale
                (Germany), Yankee, 4.56%, 09/20/01          75,000
                                                      ------------
TOTAL CERTIFICATES OF DEPOSIT (cost $2,471,460)          2,471,460
                                                      ------------

TIME DEPOSITS - 3.2%
    410,630     Firstar Bank, 4.31%, 06/01/01              410,630
    400,000     National City Bank, 4.31%, 06/01/01        400,000
                                                      ------------
TOTAL TIME DEPOSITS (cost $810,630)                        810,630
                                                      ------------

The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
---------------------------------------------------------------

PRINCIPAL AMOUNT                                           VALUE
---------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.4%
$   300,000     Lehman Brothers, Inc., Tri Party, 4.15%,
                due 06/01/01, dated 05/31/01, proceeds
                $300,035, secured by U.S. Government
                Agency Obligations                    $    300,000
    300,000     Deutsche Bank Securities, Tri Party,
                4.15%, due 06/01/01, dated 05/31/01,
                proceeds $300,035, secured by U.S.
                Government Agency Obligations              300,000
                                                      ------------
TOTAL REPURCHASE AGREEMENTS (cost $600,000)                600,000
                                                      ------------

TOTAL INVESTMENTS - 100.0% (cost $25,033,834)*        $ 25,033,834
                                                      ============

Rev. - Revenue Bond.
FRDO - Floating Rate Demand Obligation.  The maturity date shown is the next interest reset date.  The interest rate shown
       is the rate in effect at May 31, 2001.
FRN  - Floating Rate Note.  The maturity date shown is the actual maturity date.  The rate shown is the rate in effect at
       May 31, 2001.
MTN  - Medium Term Note.
+    - Less than 0.05%.
#    - Security may be sold to qualified institutional buyers.
*    - The cost of securities is substantially the same for
       Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------
THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (unaudited)
May 31, 2001
(Amounts in thousands)
----------------------------------------------------------------

ASSETS:
  Investment securities, at value            $  25,033,834
  Interest receivable                               72,502
  Other assets                                           7
                                              ------------
    Total assets                                25,106,343
                                              ------------
LIABILITIES:
  Investment advisory fees payable                   2,177
  Administrative services fees payable                 477
  Administration fees payable                           20
  Custody payable                                       16
  Fund services fees payable                            14
  Accrued expenses and other liabilities               174
                                              ------------
    Total liabilities                                2,878
                                              ------------

NET ASSETS
  Applicable to Investors' Beneficial
  Interests                                  $  25,103,465
                                             =============
Cost of investments                          $  25,033,834
                                             =============

----------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
For the six months ended May 31, 2001
(Amounts in thousands)
----------------------------------------------------------------

INTEREST INCOME                             $     649,951

EXPENSES
  Investment advisory fees       $   11,922
  Administrative services fees        2,640
  Custodian fees                      1,132
  Fund services fees                    142
  Trustees' fees                         97
  Professional fees                      64
  Administration fees                    59
  Printing and postage                    8
  Other                                  14
                               ------------
    Total expenses                                 16,078
                                             ------------
NET INVESTMENT INCOME                             633,873
NET REALIZED LOSS ON INVESTMENT TRANSACTIONS         (759)
                                             ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS   $    633,114
                                             ============

The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------
THE PRIME MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)
----------------------------------------------------------------

                                          FOR THE SIX MONTHS           FISCAL YEAR ENDED
                                          ENDED MAY 31, 2001*          NOVEMBER 30, 2000
                                          --------------------         ----------------
INCREASE IN NET ASSETS
  FROM OPERATIONS:
  Net investment income                       $    633,873              $  1,127,997
  Net realized gain (loss) on investments             (759)                      552
                                              ------------              ------------
   Increase in net assets from operations          633,114                 1,128,549
                                              ------------              ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS
  Contributions                                125,965,156               140,319,396
  Withdrawals                                 (122,086,168)             (136,282,292)
                                              ------------              ------------
   Net increase from transactions in
   investors' beneficial interests               3,878,988                 4,037,104
                                              ------------              ------------
NET ASSETS
  Beginning of period                           20,591,363                15,425,710
                                              ------------              ------------
  End of period                               $ 25,103,465              $ 20,591,363
                                              ============              ============

*Unaudited

The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------
THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (unaudited)
May 31, 2001
---------------------------------------------------------------
1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    A. ORGANIZATION - The Prime Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on November 4, 1992. The investment objective is to maximize current income consistent with the preservation of capital and same-day liquidity. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

	The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies followed by the Portfolio:

    B. SECURITY VALUATIONS - Investments are valued at amortized cost, which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discounts or premiums, regardless of the impact of fluctuating interest rates on the market value of the instruments.

    C. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with brokers, dealers, or banks that meet the credit guidelines approved by the Trustees. It is the policy that the repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. The Portfolio's custodian (or designated sub-custodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy to mark-to-market the collateral on a daily basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the seller of the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    D. SECURITY TRANSACTIONS - Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    E. INVESTMENT INCOME - Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    F. INCOME TAX STATUS - The Portfolio intends to be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the

----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
----------------------------------------------------------------

Portfolio's ordinary income and capital gains. It is intended that the assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the provisions of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2.  TRANSACTIONS WITH AFFILIATES
    A.  ADVISORY - The Portfolio has an Investment Advisory
Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion.

    B. ADMINISTRATIVE SERVICES - The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule:
0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. ("FDI"). The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trusts and certain other investment companies for which Morgan provides similar services.

    C.  ADMINISTRATION - Prior to May 1, 2001, the Portfolio retained
FDI, a registered broker-dealer, to serve as the co-Administrator and Distributor for the Portfolio. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with FDI.
The Portfolio agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000, plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio was determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

	Effective May 1, 2001, BISYS Fund Services, L.P., ("BISYS") has been named as the Portfolio's Sub-Administrator. FDI will no longer serve as the Portfolio's Co-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to Morgan as Administrator. On April 11, 2001, the BISYS Group, Inc., completed its acquisition of Boston Institutional Group, the parent company of FDI.

----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
----------------------------------------------------------------

    D.  FUND SERVICES - The Portfolio has a Fund Services
Agreement with Pierpont Group, Inc. ("PGI") to assist the
Trustees in exercising their overall supervisory responsibilities of the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

	In connection with the plan of Reorganization (the "Plan"), see Note 4, it is anticipated that the Portfolio will terminate its agreement with PGI.

    E. TRUSTEES - Each Trustee receives an aggregate annual fee of $75,000 for serving on the board of the Portfolio, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the J.P. Morgan Series Trust and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total Trustees' Fees and Expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations for the Portfolio was $27,062.

3. CORPORATE EVENT
	The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolio's Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December
31, 2000. J.P. Morgan Chase & Co. is the new parent company of JPMIM, which will continue to serve as the Portfolio's Advisor.

4. SUBSEQUENT EVENTS
	On March 27, 2001, the Board of Trustees of the Portfolio approved agreements and the Plan with regards to the Portfolio and J.P. Morgan Prime Money Market Fund (the "Acquiring Fund").
Under the Plan, the Portfolio would transfer all of its assets and liabilities to the Acquiring Fund in a tax-free reorganization.
In the exchange, shareholders of the Portfolio would receive shares of a class of the Acquiring Fund with a value equal to their respective holdings in the Portfolio. The Plan can be consummated only if, among other things, it is approved by the vote of a majority (as Defined by the 1940 Act) of outstanding voting securities of the acquired funds.
A special meeting of shareholders (the "Meeting") held on July 3, 2001, was adjourned until July 25, 2001. Only shareholders of record as of the close of business on April 6, 2001 were entitled to vote at the Meeting and the adjournment. If the Plan is approved at the adjourned meeting, the Plan is expected to become effective on or about September 7, 2001, or such other date as agreed to by the parties to the Plan.

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ADMINISTRATOR
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109-2881

TRANSFER AGENT
Boston Financial Data Services, Inc.
attn:  The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

For ManagersChoice Only:
------------------------
PFPC Brokerage Services, Inc.
P.O. Box 61487
King of Prussia, Pennsylvania 19406
(800) 358-7668

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey*
Edward J. Kaier
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis

*Interested person

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompaniedby an effective Prospectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., a NASD member.

THE MANAGERS FUNDS
EQUITY FUNDS:
-------------
VALUE FUND
  Armstrong Shaw Associates, Inc.
  Chartwell Investment Partners, L.P.
CAPITAL APPRECIATION FUND
  Essex Investment Management Co., LLC
  Holt-Smith & Yates Advisors, Inc.
SMALL COMPANY FUND
  Kalmar Investment Advisers, Inc.
  HLM Management Co., Inc.
SPECIAL EQUITY FUND
  Goldman Sachs Asset Management
  Pilgrim Baxter & Associates, Ltd.
  Westport Asset Management, Inc.
  Kern Capital Management LLC
  Skyline Asset Management, L.P.
INTERNATIONAL EQUITY FUND
  Zurich Scudder Investments, Inc.
  Lazard Asset Management
  Mastholm Asset Management, L.L.C.
EMERGING MARKETS EQUITY FUND
  Rexiter Capital Management Limited
U.S. STOCK MARKET PLUS FUND
  Smith Breeden Associates, Inc.

INCOME FUNDS:
-------------
BOND FUND
  Loomis, Sayles & Co. L.P.
GLOBAL BOND FUND
  Rogge Global Partners plc.
INTERMEDIATE DURATION GOVERNMENT FUND
  Smith Breeden Associates, Inc.
INTERMEDIATE BOND FUND
  Standish, Ayer & Wood, Inc.
SHORT DURATION GOVERNMENT FUND
  Smith Breeden Associates, Inc.
MONEY MARKET FUND
  J.P. Morgan Investment Management Inc.

           WWW.MANAGERSFUNDS.COM

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